UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     	Calypso Capital Management, LP
Address:  	135 East 57th Street
		20th Floor
		New York, NY 10022

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Liew
Title:     Chief Compliance Officer
Phone:     212-371-7599
Signature, Place and Date of Signing:

Susan Liew,	New York, NY,	November 13, 2006



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    864421

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRCASTLE LTD  COM STK         COMMON STOCK     G0129K104    20851   717500 SH       SOLE                      0        0   717500
D ALCON INC                      COMMON STOCK     H01301102     9320    81400 SH       SOLE                      0        0    81400
D ALIGN TECHNOLOGY INC  COM STK  COMMON STOCK     016255101     7966   700000 SH       SOLE                      0        0   700000
D ANWORTH MTG ASSET CO RP COM ST COMMON STOCK     037347101     8350  1000000 SH       SOLE                      0        0  1000000
D EQUITABLE RES INC  COM STK     COMMON STOCK     294549100    12768   365000 SH       SOLE                      0        0   365000
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99ACF0GZ5     9677   100000 SH  PUT  SOLE                      0        0   100000
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99ACHPM32     9677   100000 SH  PUT  SOLE                      0        0   100000
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O9884V0    50813  1250000 SH  PUT  SOLE                      0        0  1250000
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O9884W8    20325   500000 SH  PUT  SOLE                      0        0   500000
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O98YFB5    81300  2000000 SH  PUT  SOLE                      0        0  2000000
D OCCIDENTAL PETE CORP           OPTIONS - PUTS   99O98KZS6    24055   500000 SH  PUT  SOLE                      0        0   500000
D PEOPLES BK BRIDGEPOR T CONN CO COMMON STOCK     710198102    19805   500000 SH       SOLE                      0        0   500000
D PHH CORP  COM STK              COMMON STOCK     693320202     4795   175000 SH       SOLE                      0        0   175000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O989380    86827   650000 SH  PUT  SOLE                      0        0   650000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O989398    53432   400000 SH  PUT  SOLE                      0        0   400000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O9893B3    33395   250000 SH  PUT  SOLE                      0        0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O9893C1    66790   500000 SH  PUT  SOLE                      0        0   500000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O9893D9    33395   250000 SH  PUT  SOLE                      0        0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O9893G2    33395   250000 SH  PUT  SOLE                      0        0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O990271    33395   250000 SH  PUT  SOLE                      0        0   250000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99O990289   166975  1250000 SH  PUT  SOLE                      0        0  1250000
D SOVEREIGN BANCORP IN C COM STK COMMON STOCK     845905108    24100  1120400 SH       SOLE                      0        0  1120400
D SOVEREIGN BANCORP IN C COM STK OPTIONS - CALLS  8459051AX     2151   100000 SH  CALL SOLE                      0        0   100000
D TIM PARTICPACOES S A  SPONS AD ADRS ADR PREFERR 88706P106    15318   550000 SH       SOLE                      0        0   550000
D VIMPEL COMMUNICATION S OJSC  M ADRS STOCKS      68370R109    24236   400000 SH       SOLE                      0        0   400000
D VIVO PARTICPS                  ADRS STOCKS      92855S101    11310  3625000 SH       SOLE                      0        0  3625000
S REPORT SUMMARY                 26 DATA RECORDS              864421        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED